Insurance contracts - Summary of Gross Reinsurance Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reinsurance assets [Line Items]
Balance to be amortized	R$ 74	R$ 103
Beginning balance	74	103
Balance at 12/31/2017	49	74
Gross Of Reinsurance [Member]
Disclosure of reinsurance assets [Line Items]
Balance to be amortized	429	901
Beginning balance	429	901
Increase	772	902
Amortization	(948)	(1,374)
Balance at 12/31/2017	253	429
Gross Of Reinsurance [Member] | Current [Member]
Disclosure of reinsurance assets [Line Items]
Balance to be amortized	335	335
Beginning balance	335
Balance at 12/31/2017	209	335
Gross Of Reinsurance [Member] | Non-current [Member]
Disclosure of reinsurance assets [Line Items]
Balance to be amortized	94	94
Beginning balance	94
Balance at 12/31/2017	R$ 44	R$ 94